GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Future expected amortization of patent) - D P T I [Member]	Jun. 30, 2024 USD ($)
2024	$ 51,028
2025	51,028
2026	51,028
2027	51,028
Thereafter	49,551
Total patents	$ 253,663